Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2019
Marketable securities and other securities investments

5. Marketable securities and other securities investments:

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2018
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	6,276,811	150,198	118,275	6,308,734
Common stocks	676,959	1,910,767	5,611	2,582,115
Other	730,334	8,058	1,413	736,979

Total	7,684,104	2,069,023	125,299	9,627,828

Securities not practicable to determine fair value
Public and corporate bonds	29,980
Common stocks	109,875

Total	139,855

	Yen in millions
	March 31, 2019
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,837,423	82,022	73,256	5,846,189
Other	289,285	5,406	845	293,846

Total	6,126,708	87,428	74,101	6,140,035

Securities not practicable to determine fair value
Public and corporate bonds	32,922

Note: Due to the adoption of the new guidance for financial instruments, as of March 31, 2019, equity securities with readily determinable fair values are measured at fair value with changes in the fair value recognized in net income.

Public and corporate bonds include government bonds, and “Other” includes investment trusts.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material as of March 31, 2018 and 2019.

As of March 31, 2018 and 2019, maturities of public and corporate bonds included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥251,940 million and ¥248,046 million for the years ended March 31, 2017 and 2018, respectively. On those sales, gross realized gains were ¥61,038 million and ¥7,684 million and gross realized losses were ¥108 million and ¥278 million, respectively.

During the years ended March 31, 2017 and 2018, Toyota recognized impairment losses on available-for-sale securities of ¥7,073 million and ¥846 million, respectively, which are included in “Other income (loss), net” and other in the accompanying consolidated statements of income.

The carrying amount of equity securities with readily determinable fair values was ¥2,154,951 million as of March 31, 2019.

Gains and losses related to equity securities for the year ended March 31, 2019 are as follows:

Yen in millions
Net gains (losses) recognized on equity securities	(334,636)
Less: Net gains (losses) recognized on equity securities sold	4,836

Unrealized gains (losses) on equity securities still held as of March 31, 2019	(339,472)

Toyota did not recognize any material impairment or other adjustments on equity securities without readily determinable fair values for the years ended March 31, 2019. The carrying amount of equity securities without readily determinable fair values was ¥279,178 million as of March 31, 2019.